Subsequent events (Details Narrative) - shares	Jul. 21, 2022	Apr. 26, 2022
Subsequent Event [Line Items]
Non qualified stock options		147,783
Subsequent Event [Member] | Employees and Directors [Member]
Subsequent Event [Line Items]
Non qualified stock options	392,740